Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 355,000	$ 47,000	$ 855,000
Prepaid expenses	2,000	2,000	27,000
Total Current Assets	357,000	49,000	882,000
Fixed assets, net	5,000	5,000	6,000
Total Other Assets	5,000	5,000	6,000
TOTAL ASSETS	362,000	54,000	888,000
Current Liabilities:
Accounts payable	1,574,000	893,000	412,000
Accrued interest	2,853,000	2,391,000	2,025,000
Accrued expenses	674,000	4,326,000	3,085,000
Line of credit	31,000	31,000	28,000
Warrant liability	492,000	44,531,000	21,581,000
Settlement note payable	691,000	691,000	691,000
Demand notes payable, net of discount of $-0- , $-0- and $-0-	363,000	452,000	252,000
Convertible debentures, net of discount of $1,952,000, $900,000 and $-0-, current portion	7,949,000	6,820,000	1,207,000
Convertible debentures	1,039,000	1,039,000	547,000
Total Current Liabilities	15,666,000	61,174,000	29,828,000
Long term liabilities:
Convertible debentures, net of discount of $767,000, $2,536,000 and $2,302,000	528,000	714,000	634,000
Total long term liabilities	528,000	714,000	634,000
Total liabilities	16,194,000	61,888,000	30,462,000
Convertible preferred stock - $0.001 par value; 15,000,000 shares authorized:
Series C - 96,230, 96,230 and 96,230 shares issued and outstanding at June 30, 2016, December 31, 2015 and December 31, 2014, respectively	1,000	1,000	1,000
Series H - 25,000, 25,000 and 25,000 shares issued and outstanding at June 30, 2016, December 31, 2015 and December 31, 2014, respectively	0	0	0
Series I - 1,666,667, 1,666,667 and 1,666,667 shares issued and outstanding at June 30, 2016, December 31, 2015 and December 31, 2014, respectively	2,000	2,000	2,000
Common stock - $0.001 par value; 2,400,000 shares authorized; and 25,889,940, 2,400,000 and 2,366,588 shares issued and outstanding at June 30, 2016, December 31, 2015 and December 31, 2014, respectively	26,000	2,000	2,000
Additional paid-in capital	102,498,000	84,012,000	83,546,000
Accumulated deficit	(118,190,000)	(145,682,000)	(112,956,000)
Noncontrolling interest	(169,000)	(169,000)	(169,000)
Total Stockholders' Deficit	(15,832,000)	(61,834,000)	(29,574,000)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 362,000	$ 54,000	$ 888,000